Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets, Net are Wells Unassigned to a Reserve
A.    Wells unassigned to a reserve

	As of June 30,
	2023		2022
Wells unassigned to a reserve:
Balance at the beginning of the year	Ps.	28,388,655	18,639,136
Additions to construction in progress	18,994,442		13,421,438
Transfers against expenses	(15,667,953)		(4,539,894)
Transfers against fixed assets	(10,669,293)		(3,513,868)
Balance at the end of the period	Ps.	21,045,851	24,006,812

Schedule of Other Components of Intangible Assets
B.    Other intangible assets
Other intangible assets are mainly licenses, exploration expenses, evaluation of assets and concessions.

	As of June 30,
	2023		2022

Balance at the beginning of the year	Ps.	1,636,280	1,377,010
Additions	297,387		1,774,478
Effects of foreign exchange	(161,042)		19,659
Amortization	(196,096)		(129,615)
Balance at the end of the period	Ps.	1,576,529	3,041,532